Interim Unaudited Condensed Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Income Statement [Abstract]
Revenues		$ 30,462	$ 22,682	$ 57,736	$ 43,828	$ 93,485
Cost of revenues		15,563	11,527	29,840	22,384	47,966
Gross profit		14,899	11,155	27,896	21,444	45,519
Research and development costs		3,406	3,413	6,955	6,852	13,534
Selling, general and administrative expenses		6,775	5,754	12,664	11,159	22,022
Expenses from settlement			13,000		13,000	13,000
Total operating expenses		10,181	22,167	19,619	31,011	48,556
Operating income (loss)		4,718	(11,012)	8,277	(9,567)	(3,037)
Financial income (expenses), net		146	(56)	436	(209)	(150)
Income (loss) from continuing operations before taxes		4,864	(11,068)	8,713	(9,776)	(3,187)
Income tax benefit (expense)		(533)	5,404	(848)	5,364	4,875
Net income (loss) from continuing operations		4,331	(5,664)	7,865	(4,412)	1,688
Income from discontinued operations
Income before tax benefit (expense)	[1]		1,981		4,339	18,302
Income tax benefit (expense)	[1]		(194)		(505)	(6,028)
Income from discontinued operation	[1]		1,787		3,834	12,274
Net income (loss)		$ 4,331	$ (3,877)	$ 7,865	$ (578)	$ 13,962
Net income (loss) per ordinary share:
Basic earnings (losses) from continuing operation		$ 0.12	$ (0.16)	$ 0.22	$ (0.12)	$ 0.05
Basic earnings from discontinued operation			0.05		0.11	0.35
Basic net earnings (losses)		0.12	(0.11)	0.22	(0.02)	0.40
Diluted earnings (losses) from continuing operation		0.12	(0.16)	0.22	(0.12)	0.05
Diluted earnings from discontinued operations			0.05		0.11	0.34
Diluted net earnings (losses)		$ 0.12	$ (0.11)	$ 0.22	$ (0.02)	$ 0.39
Weighted average number of ordinary shares outstanding (in thousands):
Basic		36,090	35,369	36,050	35,359	35,441
Diluted		36,632	35,369	36,512	35,359	35,964

[1]	The financial position of the PCB business is presented as discontinued operations. See also Note 1.